Segments and Foreign Operations (Tables)	12 Months Ended
Jan. 31, 2014
Segment Reporting [Abstract]
Schedule of Financial Information for Segments

Financial information for Layne’s segments is presented below. Unallocated corporate expenses primarily consist of general and administrative functions performed on a company-wide basis and benefiting all segments. These costs include accounting, financial reporting, internal audit, treasury, corporate and securities law, tax compliance, executive management and board of directors. Corporate assets are all assets not directly associated with a segment, and consist primarily of cash and deferred income taxes.

	Years Ended January 31,
(in thousands)	2014	2013	2012
Revenues
Water Resources	$175,875	$214,091	$214,625
Inliner	148,384	133,256	132,108
Heavy Civil	267,192	278,131	343,760
Geoconstruction	48,283	101,651	89,210
Mineral Services	172,960	302,119	322,100
Energy Services	6,336	5,885	4,214
Other	19,936	11,509	8,992
Intersegment Eliminations	(18,580)	(9,112)	(8,991)

Total revenues	$820,386	$1,037,530	$1,106,018

Equity in (losses) earnings of affiliates
Geoconstruction	$—	$3,872	$3,345
Mineral Services	(2,974)	16,700	21,302

Total equity in (losses) earnings of affiliates	$(2,974)	$20,572	$24,647

Loss from continuing operations before income taxes
Water Resources	$1,016	$(1,290)	$(18,095)
Inliner	17,650	9,936	(13,236)
Heavy Civil	(7,781)	(32,308)	(61,649)
Geoconstruction	(23,724)	(4,048)	12,828
Mineral Services	(9,534)	49,406	71,552
Energy Services	(3,212)	(7,444)	(4,887)
Other	193	126	671
Unallocated corporate expenses	(42,957)	(36,009)	(30,866)
Interest expense	(7,423)	(3,702)	(2,357)

Total loss from continuing operations before income taxes	$(75,772)	$(25,333)	$(46,039)

Investment in affiliates
Geoconstruction	$134	$384	$20,011
Mineral Services	67,159	77,906	68,286

Total investment in affiliates	$67,293	$78,290	$88,297

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Revenues by product line
Water systems	$179,372	$219,693	$208,558
Water treatment technologies	34,005	47,778	44,670
Sewer rehabilitation	148,384	133,256	132,108
Water and wastewater plant construction	157,590	129,446	200,513
Pipeline construction	77,497	108,408	112,446
Soil stabilization	60,369	136,115	115,402
Environmental and specialty drilling	7,543	7,246	17,902
Exploration drilling	150,695	249,247	271,442
Other	4,931	6,341	2,977

Total revenues by product line	$820,386	$1,037,530	$1,106,018

Capital expenditures
Water Resources	$2,864	$22,446	$23,733
Inliner	2,194	4,309	3,218
Heavy Civil	166	1,199	5,413
Geoconstruction	964	5,864	8,240
Mineral Services	7,741	25,661	20,958
Energy Services	7,732	5,169	1,030
Other	352	—	1,499
Discontinued operations	8,576	9,256	4,172
Corporate	4,460	3,599	2,563

Total capital expenditures	$35,049	$77,503	$70,826

Depreciation and amortization
Water Resources	$9,903	$8,126	$7,740
Inliner	2,805	2,647	2,880
Heavy Civil	6,491	7,096	7,389
Geoconstruction	7,603	8,408	8,819
Mineral Services	23,321	25,950	21,227
Energy Services	1,283	550	3,418
Other	2,344	—	1,963
Corporate	2,661	5,376	2,204

Total depreciation and amortization	$56,411	$58,153	$55,640

Assets
Water Resources	$98,576	$119,281	$147,279
Inliner	67,384	67,027	61,601
Heavy Civil	99,963	114,361	123,475
Geoconstruction	75,231	97,181	113,612
Mineral Services	206,575	243,383	245,601
Energy Services	14,636	6,470	5,561
Other	6,947	2,193	9,488
Discontinued operations	55,843	76,475	56,728
Corporate	21,463	85,855	42,491

Total assets	$646,618	$812,226	$805,836

	As of and Years Ended January 31,
(in thousands)	2014	2013	2012
Geographic Information:
Revenues
United States	$672,430	$832,839	$871,017
Africa/Australia	42,909	88,888	110,012
South America	16,056	19,161	—
Mexico	58,260	69,970	58,166
Other foreign	30,731	26,672	66,823

Total revenues	$820,386	$1,037,530	$1,106,018

Property and equipment, net
United States	$154,627	$177,198	$231,838
Africa/Australia	21,314	29,875	24,900
South America	5,931	7,390	6,614
Mexico	8,498	10,582	9,559
Other foreign	1,304	1,946	4,446

Total property and equipment, net	$191,674	$226,991	$277,357